Commitments and Contingencies 2 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2011	$ 155,601
Operating Leases - Future Minimum Rental Payments 2012	133,208
Operating Leases - Future Minimum Rental Payments 2013	112,403
Operating Leases - Future Minimum Rental Payments 2014	87,172
Operating Leases - Future Minimum Rental Payments 2015	65,421
Operating Leases - Future Minimum Rental Payments After 2015	685,942
Operating Leases - Future Minimum Rental Payments Total	1,239,747
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2011	33,813
Operating Leases - Future Minimum Rental Receipts 2012	28,723
Operating Leases - Future Minimum Rental Receipts 2013	22,100
Operating Leases - Future Minimum Rental Receipts 2014	16,170
Operating Leases - Future Minimum Rental Receipts 2015	7,237
Operating Leases - Future Minimum Rental Receipts After 2015	634
Operating Leases - Future Minimum Rental Receipts Total	108,677
Capital Leases Future Minimum Payments Due Abstract
Capital Leases - Future Minimum Rental Payments 2011	823
Capital Leases - Future Minimum Rental Payments 2012	662
Capital Leases - Future Minimum Rental Payments 2013	560
Capital Leases - Future Minimum Rental Payments 2014	568
Capital Leases - Future Minimum Rental Payments 2015	576
Capital Leases - Future Minimum Rental Payments After 2015	5,811
Capital Leases - Future Minimum Rental Payments Total	9,000
Less: Interest expense	(4,223)
Present value of minimum lease payments	4,777
Less: Current portion of obligations under capital leases	(377)	(336)
Long-term portion of obligations under capital leases	$ 4,400	$ 4,712